Share-Based Payments (Details) - Schedule of Share-Based Payment Expense Related to Stock Options and Restricted Stock Units - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Payment Expense Related to Stock Options and Restricted Stock Units [Abstract]
Equity-settled share-based payment plans	$ 10,915	$ 21,788